Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about effect of interest rate benchmark reform on entity's financial instruments and risk management strategy [text block] [Abstract]
Schedule of carrying amount of financial assets represents the maximum credit exposure
	December 31, 2021	December 31, 2020

Cash and Cash Equivalents	6,034	278
Restricted deposit	163	630
Trade receivables	507	717
Total	6,704	1,625

Schedule of company’s foreign currency denominated monetary assets and monetary liabilities
Assets	December 31, 2021
	NIS	AUD	RMB	Total

Cash and cash equivalents	116	5	35	156
Restricted deposit	10	-	-	10
	126	5	35	166

Liabilities
	NIS	AUD	RMB	Total
Trade and other payables	410	23	20	453
Loans	89	-	-	89
Derivative liabilities	-	3	-	3

	499	26	20	545

Net	(373)	(21)	15	(379)

Assets	December 31, 2020
	NIS	AUD	RMB	Total
Restricted deposit	10	-	-	10
	10	-	-	10

Liabilities
	NIS	AUD	RMB	Total
Trade and other payables	512	147	19	678
Loans	61	-	-	61
Obligation under operating leases	68	-	-	68
Derivative liabilities	-	203	-	203

	641	350	19	1,010

Net	(631)	(350)	(19)	(1,000)

Schedule of sensitivity analysis
	December 31, 2021	December 31, 2020
Linked to NIS	(373)	(631)
	10%	10%
	(37)	(63)
Linked to AUD	(21)	(350)
	10%	10%
	(2)	(35)
Linked to RMB	15	(19)
	10%	10%
	2	(2)

Schedule of liquidity risks
	December 31, 2021	December 31, 2020
Trade payables	2,332	4,068
Loans (see also note 12)	215	2,083
Loan from major shareholder (see also note 9)	-	272
Financial liability at fair value	648	-
Convertible Securities (see also note 10)	7,242	194
Derivative liabilities - warrants (see also note 14G)	1,261	359
Lease liabilities (see also note 15)	385	305
Total	12,083	7,281

Schedule of fair value of financial instrument
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
As of December 31, 2021
Derivative liabilities – warrants	-	-	(1,261)	(1,261)
Convertible securities	-	-	(7,242)	(7,242)
Total	-	-	(8,503)	(8,503)

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Derivative liabilities – warrants	-	-	(359)	(359)
Convertible securities	-	-	(194)	(194)
Total	-	-	(553)	(553)

Schedule of derivative liability
Derivative liability
Derivative liability - warrants as of January 1, 2020	(443)
Issuance of financial instruments	(156)
Gain due to change in fair value of derivative liability	240
Derivative liability - warrants as of December 31, 2020	(359)
Issuance of financial instruments	(1,213)
Gain due to change in fair value of derivative liability	311
Derivative liability - warrants as of December 31, 2021	(1,261)

Schedule of convertible securities
Convertible Securities
Convertible securities as of January 1, 2020	(757)
Payments of convertible securities	966
Loss due to change in fair value of convertible securities	(289)
Convertible to shares	80
Issuance of convertible securities	(194)
Convertible securities as of December 31, 2020	(194)
Issuance of convertible securities	(4,537)
Payments of convertible securities	536
Conversion of convertible securities to regular loan	630
Loss due to change in fair value of convertible securities	(3,677)
Convertible securities as of December 31, 2021 (see also Note 10)	(7,242)